3. Summary of Significant Accounting Policies (Details-Useful lives)	12 Months Ended
Mar. 31, 2018
Furniture and fixtures [Member]
Useful asset life	7 years
Manufacturing, lab and other equipment [Member]
Useful asset life	5 years
Office equipment [Member]
Useful asset life	3 years